CONSOLIDATED BALANCE SHEETS (Unaudited) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash	$ 2,318,595	$ 1,036,859	$ 1,778,733
Trade receivable	1,274,582	1,200,316	1,364,874
Joint interest receivable	4,823	55,721	50,875
Deferred tax assets	182,526	181,709	0
Prepaid expenses	141,703	51,071	36,144
Total current assets	3,922,229	2,525,676	3,230,626
Oil and natural gas properties and other equipment
Oil and natural gas properties, successful efforts method, net of accumulated depletion	69,772,655	64,553,872	58,554,524
Other property and equipment, net of depreciation	160,156	184,522	133,146
Total oil and natural gas properties and other equipment, net	69,932,811	64,738,394	58,687,670
Other assets
Goodwill	959,681	959,681	959,681
Other	820,046	792,241	373,660
Total other assets	1,779,727	1,751,922	1,333,341
Total assets	75,634,767	69,015,992	63,251,637
Current liabilities
Accounts payable and accrued liabilities	3,969,218	3,113,938	3,216,243
Joint interest revenues payable	658,934	557,832	637,246
Current derivative liabilities	54,432	104,939	0
Current maturities of notes payable	18,768	17,997	14,875
Current asset retirement obligations	401,014	434,909	447,287
Put option	0	0	18,400,000
Total current liabilities	5,102,366	4,229,615	22,715,651
Long-term liabilities
Derivative liabilities	2,116	54,430	0
Notes payable	10,077,857	4,007,534	18,598
Deferred tax liabilities	15,265,791	15,454,217	0
Asset retirement obligations	1,924,206	1,837,090	1,884,578
Total long-term liabilities	27,269,970	21,353,271	1,903,176
Stockholders' equity
Preferred stock, $.001 par value, authorized 10,000,000 shares; none issued and outstanding	0	0	0
Common stock, $.001 par value, authorized 150,000,000 shares; 12,362,336, 12,362,336, and 11,655,000 shares issued at June 30, 2013, December 31, 2012, and 2011, respectively	12,362	12,362	11,655
Paid-in capital in excess of par	53,846,705	53,247,305	33,948,912
Retained earnings (deficit)	(10,596,636)	(9,826,561)	4,672,243
Total stockholders' equity	43,262,431	43,433,106	38,632,810
Total liabilities and stockholders' equity	$ 75,634,767	$ 69,015,992	$ 63,251,637